Shareholders' equity - Bonus share award plans (Details)													6 Months Ended	12 Months Ended
	Dec. 15, 2025 EUR (€) EquityInstruments shares	Sep. 30, 2025 EUR (€) Y EquityInstruments shares	Sep. 26, 2025 EUR (€) EquityInstruments shares	Jan. 17, 2025 EUR (€) EquityInstruments shares	Jan. 06, 2025 EUR (€) EquityInstruments shares	Dec. 13, 2024 EquityInstruments	Mar. 25, 2024 EquityInstruments	Mar. 25, 2024 shares	Dec. 15, 2023 EUR (€) EquityInstruments shares	May 25, 2023 EUR (€) EquityInstruments shares	Dec. 08, 2021 EUR (€) EquityInstruments Y shares	Apr. 16, 2021 EUR (€) EquityInstruments Y shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€) EquityInstruments plan	Dec. 31, 2024 EUR (€) EquityInstruments	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 shares
Shareholders' equity
Number of bonus shares forfeited																	76,786
Number of equity instruments granted																	1,060,000
AGA and BSA plans
Shareholders' equity
Expense from share-based payment transactions | €														€ 15,900,000	€ 3,300,000
Bonus share award plans (AGA)
Shareholders' equity
Expense from share-based payment transactions | €															€ 3,293,000	€ 3,020,000
Number of bonus share award plans | plan														10
Expense from amendment of share-based payment plan | €														€ 1,300,000
Number of bonus shares forfeited														5,093,932	111,801
Number of equity instruments granted														12,425,199	300,000
AGA 2021-1
Shareholders' equity
Number of bonus shares forfeited															1,433		43,201
Vesting period												3 years
Holding period (year)												0 years
Number of equity instruments granted												466,000
Number of shares per AGA | shares												1
Fair value per instrument at grant date | €												€ 11.3
Expected volatility												64.00%
Average life (years) | Y												3
Risk-free rate												0.60%
AGA 2021-1 | Minimum
Shareholders' equity
Fair value per instrument at grant date | €												€ 9.8
AGA 2021-1 | Maximum
Shareholders' equity
Fair value per instrument at grant date | €												€ 11.3
AGA 2021-bis
Shareholders' equity
Number of bonus shares forfeited																	11,585
Vesting period											3 years
Holding period (year)											0 years
Number of equity instruments granted											123,000
Number of shares per AGA | shares											1
Fair value per instrument at grant date | €											€ 12.2
Expected volatility											64.00%
Average life (years) | Y											2.3
Risk-free rate											0.60%
AGA 2021-bis | Minimum
Shareholders' equity
Fair value per instrument at grant date | €											€ 11.4
AGA 2021-bis | Maximum
Shareholders' equity
Fair value per instrument at grant date | €											12.2
AGA 2022
Shareholders' equity
Number of bonus shares forfeited																	10,000
Fair value per instrument at grant date | €											€ 4.18
AGA 2023-1
Shareholders' equity
Number of bonus shares forfeited														139,294	75,000
Vesting period										4 years
Holding period (year)										4 years
Number of equity instruments granted										600,000					300,000		300,000	300,000
Number of shares per AGA | shares										1
Fair value per instrument at grant date | €										€ 2.6
AGA 2023-1 | Frederic Cren
Shareholders' equity
Number of equity instruments granted							300,000								300,000
AGA 2023-1 | Pierre Broqua
Shareholders' equity
Number of equity instruments granted										300,000
AGA 2023-2
Shareholders' equity
Number of bonus shares forfeited															35,368		12,000
Vesting period									1 year
Holding period (year)									1 year
Number of equity instruments granted									760,000								760,000	760,000
Number of shares per AGA | shares									1
Fair value per instrument at grant date | €									€ 3.9
AGA 2024-1
Shareholders' equity
Number of bonus shares forfeited														256,483
Vesting period					3 years
Holding period (year)					1 year
Number of equity instruments granted					800,000									800,000
Number of shares per AGA | shares					1
Fair value per instrument at grant date | €					€ 2.3
AGA 2024-1 | Frederic Cren
Shareholders' equity
Number of equity instruments granted						800,000
AGA 2024-2
Shareholders' equity
Expense from amendment of share-based payment plan | €													€ 600,000
Number of bonus shares forfeited														541,433
Vesting period					3 years
Holding period (year)					1 year
Number of equity instruments granted					800,000									800,000
Number of shares per AGA | shares					1
Fair value per instrument at grant date | €					€ 2.3
AGA 2024-2 | Pierre Broqua
Shareholders' equity
Number of equity instruments granted						800,000
AGA 2024-3
Shareholders' equity
Number of bonus shares forfeited														106,256
Vesting period					3 years
Holding period (year)					1 year
Number of equity instruments granted					1,577,000	1,577,000								1,577,000
Number of shares per AGA | shares					1
Fair value per instrument at grant date | €					€ 2.3
AGA 2024-4
Shareholders' equity
Vesting period				3 years
Holding period (year)				1 year
Number of equity instruments granted				113,000		113,000								113,000
Number of shares per AGA | shares				1
Fair value per instrument at grant date | €				€ 2.3
AGA 2025-1
Shareholders' equity
Number of bonus shares forfeited														1,476,703
Number of equity instruments granted		3,065,366												3,065,366
Number of shares per AGA | shares		1
AGA 2025-1 | Minimum
Shareholders' equity
Vesting period		1 year
Holding period (year)		0 years
Fair value per instrument at grant date | €		€ 3.67
AGA 2025-1 | Maximum
Shareholders' equity
Vesting period		3 years
Holding period (year)		1 year
Fair value per instrument at grant date | €		€ 4.92
AGA 2025-1 | Frederic Cren
Shareholders' equity
Number of equity instruments granted		6,158,699
AGA 2025-1 (Tr4)
Shareholders' equity
Number of bonus shares forfeited														2,463,263
Number of equity instruments granted		3,093,333												3,093,333
Number of shares per AGA | shares		1
Expected volatility		54.90%
Average life (years) | Y		1.5
Risk-free rate		2.00%
AGA 2025-1 (Tr4) | Minimum
Shareholders' equity
Vesting period		1 year
Holding period (year)		0 years
Fair value per instrument at grant date | €		€ 3.61
AGA 2025-1 (Tr4) | Maximum
Shareholders' equity
Vesting period		3 years
Holding period (year)		1 year
Fair value per instrument at grant date | €		€ 4.76
AGA 2025-2
Shareholders' equity
Number of bonus shares forfeited														72,500
Vesting period			3 years
Number of equity instruments granted			2,370,500											2,370,500
Number of shares per AGA | shares			1
Fair value per instrument at grant date | €			€ 4.95
AGA 2025-3
Shareholders' equity
Number of bonus shares forfeited														38,000
Vesting period			3 years
Number of equity instruments granted			38,000											38,000
Number of shares per AGA | shares			1
Fair value per instrument at grant date | €			€ 4.95
AGA 2025-4
Shareholders' equity
Vesting period	3 years
Number of equity instruments granted	68,000													68,000
Number of shares per AGA | shares	1
Fair value per instrument at grant date | €	€ 3.79
AGA 2025-5
Shareholders' equity
Vesting period	3 years
Number of equity instruments granted	500,000													500,000
Number of shares per AGA | shares	1
Fair value per instrument at grant date | €	€ 3.79
AGA 2023-1, AGS 2024-1 And AGA 2025-1
Shareholders' equity
Expense from amendment of share-based payment plan | €														€ 11,100,000
AGA 2023-1, AGS 2024-1 And AGA 2025-1 | Frederic Cren
Shareholders' equity
Expense from amendment of share-based payment plan | €														€ 11,100,000
PAGUP 2023
Shareholders' equity
Expense from share-based payment transactions | €															€ 50,000	€ 122,000
Vesting period										4 years
Number of equity instruments granted										300,000							300,000
Number of shares per AGA | shares										1
Fair value per instrument at grant date | €										€ 2.6
PAGUP 2023 | Frederic Cren
Shareholders' equity
Number of bonus shares forfeited							300,000	300,000							300,000
Number of equity instruments granted								300,000		300,000